Bank Loans and Banking Facilities	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Bank Loans and Banking Facilities
9.	Bank Loans and Banking Facilities

The Company has credit facilities with various banks representing notes payable, trade acceptances, import facilities, revolving loans and overdrafts. At December 31, 2013 and 2014, these facilities totaled $49,505 and $40,645, of which $49,505 and $645 were unused at December 31, 2013 and 2014, respectively. The banking facility at December 31, 2014 will mature, with an option for renewal, in 2015. Bank loan of $40,000 borrowed from the Hongkong and Shanghai Banking Corporation Limited (“HSBC”) with a term of one year will be ending on May 28, 2015 with the annual interest rate of 1.5354%. Interest rates are generally based on the banks’ usual lending rates in Hong Kong or the PRC and the credit lines are normally subject to annual review.